Average Annual Total Returns - DWS US Trsy Money Fund Cl S - DWS Treasury Portfolio - DWS U.S. Treasury Money Fund Class S	Class Inception	1 Year	5 Years	10 Years
Total	May 18, 2007	0.29%	0.94%	0.48%